Non-performing Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 213,782.4	$ 2,923.0	₨ 157,426.9
Agri Production - Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	21,028.5	287.5	22,546.3
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	47,028.8	643.0	21,718.9
Road Transportion
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	18,344.8	250.8	13,067.6
Retail Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	17,242.9	235.8	8,823.1
Food And Beverage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans			8,137.5
Agri-Allied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	10,829.6	148.1
Others (none greater than 5% of non-performing loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans	₨ 99,307.8	$ 1,357.8	₨ 83,133.5